SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	Aug. 31, 2025	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Contract Assets And Contract Liabilities
Billings in advance of performance obligation under contracts